SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	$ 2,242,604	$ 2,138,232
Total non-current assets	6,404,067	5,877,772
Canada
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	1,542,191	1,386,013
Total non-current assets	4,452,478	3,970,435
Mexico
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	451,652	499,873
Total non-current assets	1,026,740	1,010,063
Finland
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	248,761	252,346
Total non-current assets	900,831	873,220
Sweden
Revenue And Other Non Current Assets By Geographic
Total non-current assets	13,812	13,812
United States
Revenue And Other Non Current Assets By Geographic
Total non-current assets	$ 10,206	$ 10,242